Financial Assets & Liabilities - Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2024
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	$ 7,485	$ 6,948
Debt securities - current	830	644
Total assets	8,916	8,386
Total liabilities	513	726
Prepaid Expenses and Other Current Assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	232	575
Other Noncurrent Assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	361	96
Other Current Liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	254	262
Other Noncurrent Liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	259	463
Disposal Group, Disposed of by Sale, Not Discontinued Operations | The Weather Company
Financial assets and financial liabilities measured at fair value on a recurring basis:
Financing receivable		100	$ 100
Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	413	284
Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current	830	644
Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	2	0
Derivatives designated as hedging - Liabilities	171	362
Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets	545	645
Derivatives designated as hedging - Liabilities	325	294
Derivatives not designated as hedging - Assets	12	22
Derivatives not designated as hedging - Liabilities	14	43
Level 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives not designated as hedging - Assets	34	4
Derivatives not designated as hedging - Liabilities	3	27
Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	7,072	6,663
Level 2 And 3
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 9	$ 124